Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 12,572	$ 19,781
Cash and cash equivalents held in Reserve Fund	16,522	5,824
Short-term investments held in Reserve Fund	16,982	18,473
Short-term investments	10,493	5,033
Digital assets	949	2,597
Trade receivables	706	506
Derivative assets		1,072
Customer funds	3,242	2,609
Prepaid expenses and other receivables	2,626	2,608
Total current assets	64,092	58,503
Non-current assets
Long-term investments held in Reserve Fund	901	11,726
Long-term investments	893	4,654
Property and equipment, net	341	395
Intangible assets, net	3,297	3,528
Goodwill	2,253	2,290
Right-of-use-assets, net	739	1,309
Total non-current assets	8,424	23,902
Total Assets	72,516	82,405
Current liabilities
Accounts payable and accrued expenses	2,900	2,298
Funds due to customers	3,242	2,609
Deferred revenue	85
Lease liability	390	519
INX Token liability	54,120	56,847
INX Token warrant liability	1,240	1,580
Total current liabilities	61,977	63,853
Non-current liabilities
Provision for loss on investment in associate	597
Lease liability	479	868
Total non-current liabilities	1,076	868
Equity
Ordinary shares of GBP 0.001 par value; Authorized: 100,000,000 shares at December 31, 2023 and 2022; Issued and Outstanding: 47,635,875 shares at December 31, 2023 and 2022	60	60
Share premium	49,474	49,474
Contribution to equity by controlling shareholder	8,696	5,972
Other comprehensive loss	(144)	(1,254)
Accumulated deficit	(48,623)	(36,568)
Total Equity	9,463	17,684
Total Liabilities and Equity	$ 72,516	$ 82,405